Interest Rate Swaps (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Interest Rate Swaps
Term of the interest rate swap agreements	3 years
Average fixed-rate interest (as a percent)	0.32%
Notional amount	$ 324,100,000
Interest rate swaps located in current portion of derivative liabilities	381,336	$ 397,418
Interest rate swaps located in non-current portion of derivative liabilities	0	433,974
Not designated as hedging instrument
Interest Rate Swaps
Interest rate swaps located in current portion of derivative liabilities	(51,542)	(48,044)
Interest rate swaps located in non-current portion of derivative liabilities	54,247	(54,212)
Cash flow hedge | Designated as hedging instrument
Interest Rate Swaps
Notional amount	273,300,000
Interest rate swaps located in current portion of derivative liabilities	(329,794)	(349,374)
Interest rate swaps located in non-current portion of derivative liabilities	$ 192,583	$ (379,762)